PROSHARES TRUST
ProShares Ultra COIN
(the “Fund”)
Supplement dated September 5, 2025
to the Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information
(dated October 29, 2024, as supplemented or amended)
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The Fund is not yet available for sale.
For more information, please contact the Fund at 1-866-776-5125.
Please retain this supplement for future reference.